Postemployment benefit plans (Details 5) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
U.S. Pension Benefits
Change in Fair Value of Plan Assets
Fair value of plan assets, beginning of year				$ 9,997
Fair value of plan assets, end of year	12,530	12,395	10,981	9,997
U.S. Pension Benefits | Real estate
Change in Fair Value of Plan Assets
Fair value of plan assets, end of year	9	8	8
U.S. Pension Benefits | Level 3
Change in Fair Value of Plan Assets
Fair value of plan assets, end of year	200	191	151
U.S. Pension Benefits | Level 3 | Equities
Change in Fair Value of Plan Assets
Fair value of plan assets, beginning of year	129	98	77
Unrealized gains (losses)	1	10	(4)
Realized gains (losses)	19	4	4
Purchases, issuances and settlements	13	17	21
Transfers in and/or out of Level 3	0	0	0
Fair value of plan assets, end of year	162	129	98
U.S. Pension Benefits | Level 3 | Fixed income securities
Change in Fair Value of Plan Assets
Fair value of plan assets, beginning of year	54	45	51
Unrealized gains (losses)	0	(1)	0
Realized gains (losses)	3	0	2
Purchases, issuances and settlements	(23)	12	(4)
Transfers in and/or out of Level 3	(5)	(2)	(4)
Fair value of plan assets, end of year	29	54	45
U.S. Pension Benefits | Level 3 | Real estate
Change in Fair Value of Plan Assets
Fair value of plan assets, beginning of year	8	8	8
Unrealized gains (losses)	1	0	0
Realized gains (losses)	0	0	0
Purchases, issuances and settlements	0	0	0
Transfers in and/or out of Level 3	0	0	0
Fair value of plan assets, end of year	9	8	8
U.S. Pension Benefits | Level 3 | Other
Change in Fair Value of Plan Assets
Fair value of plan assets, beginning of year	0	0	0
Unrealized gains (losses)	0	0	(1)
Realized gains (losses)	0	0	0
Purchases, issuances and settlements	0	0	1
Transfers in and/or out of Level 3	0	0	0
Fair value of plan assets, end of year	0	0	0
Non-U.S. Pension Benefits
Change in Fair Value of Plan Assets
Fair value of plan assets, beginning of year				2,818
Fair value of plan assets, end of year	4,100	3,949	3,426	2,818
Non-U.S. Pension Benefits | Real estate
Change in Fair Value of Plan Assets
Fair value of plan assets, end of year	230	247	218
Non-U.S. Pension Benefits | Level 3
Change in Fair Value of Plan Assets
Fair value of plan assets, end of year	59	132	109
Non-U.S. Pension Benefits | Level 3 | Equities
Change in Fair Value of Plan Assets
Fair value of plan assets, beginning of year	0	0	0
Unrealized gains (losses)	0	0	0
Realized gains (losses)	0	0	0
Purchases, issuances and settlements	0	0	0
Transfers in and/or out of Level 3	0	0	0
Fair value of plan assets, end of year	0	0	0
Non-U.S. Pension Benefits | Level 3 | Fixed income securities
Change in Fair Value of Plan Assets
Fair value of plan assets, beginning of year	21	5	9
Unrealized gains (losses)	(1)	0	0
Realized gains (losses)	0	0	0
Purchases, issuances and settlements	(1)	16	(1)
Transfers in and/or out of Level 3	(8)	0	(3)
Fair value of plan assets, end of year	11	21	5
Non-U.S. Pension Benefits | Level 3 | Real estate
Change in Fair Value of Plan Assets
Fair value of plan assets, beginning of year	111	104	97
Unrealized gains (losses)	(23)	7	8
Realized gains (losses)	22	0	0
Purchases, issuances and settlements	(62)	0	(1)
Transfers in and/or out of Level 3	0	0	0
Fair value of plan assets, end of year	48	111	104
Non-U.S. Pension Benefits | Level 3 | Other
Change in Fair Value of Plan Assets
Fair value of plan assets, beginning of year	0	0	0
Unrealized gains (losses)	0	0	0
Realized gains (losses)	0	0	0
Purchases, issuances and settlements	0	0	0
Transfers in and/or out of Level 3	0	0	0
Fair value of plan assets, end of year	0	0	0
Other Postretirement Benefits
Change in Fair Value of Plan Assets
Fair value of plan assets, beginning of year				814
Fair value of plan assets, end of year	776	822	789	814
Other Postretirement Benefits | Level 3
Change in Fair Value of Plan Assets
Fair value of plan assets, end of year	$ 0	$ 0	$ 0